Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT, NET
Summary of Property Plant and Equipment

	Balance as of
	12-31-2018	12-31-2017
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Construction in progress	654,854,659	554,424,935
Land	57,932,689	52,063,679
Buildings	8,438,832	9,029,526
Plant and equipment	2,146,295,618	2,117,017,034
Fixtures and fittings	33,921,524	37,160,396
Finance leases	17,654,672	18,508,931
Property, plant and equipment, net	2,919,097,994	2,788,204,501

	Balance as of
	12-31-2018	12-31-2017
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Construction in progress	654,854,659	554,424,935
Land	57,932,689	52,063,679
Buildings	22,243,315	22,251,858
Plant and equipment	4,670,987,645	4,666,169,339
Fixtures and fittings	98,898,677	104,888,965
Finance leases	28,760,031	28,760,031
Property, plant and equipment, gross	5,533,677,016	5,428,558,807

	Balance as of
	12-31-2018	12-31-2017
Classes of Accumulated Depreciation and Impairment of Property, Plant and Equipment	ThCh$	ThCh$
Buildings	(13,804,483)	(13,222,332)
Plant and equipment	(2,524,692,027)	(2,549,152,305)
Fixtures and fittings	(64,977,153)	(67,728,569)
Finance leases	(11,105,359)	(10,251,100)
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(2,614,579,022)	(2,640,354,306)

Summary of Changes in Property Plant and Equipment, Net

										Other Property,	Property,
										Plant and	Plant and
		Construction in					Plant and		Fixtures and	Equipment under	Equipment,
		Progress	Land		Buildings, Net		Equipment, Net		Fittings, Net	Finance Leases, Net	Net
Changes in the year ended December 31, 2018		ThCh$	ThCh$		ThCh$		ThCh$		ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2018		554,424,935	52,063,679		9,029,526		2,117,017,034		37,160,396	18,508,931	2,788,204,501
	Increases other than those from business combinations	223,154,320	5,893,739		—		46,227		—	—	229,094,286
	Increase (decrease) from net foreign exchange differences	(129,401)	(35,406)	-	(61,194)	-	(790,755)	-	106,382	—	(910,374)
	Depreciation	—	—		(611,036)	-	(108,405,979)	-	(1,636,624)	(854,258)	(111,507,897)
	Increases (decreases) from transfers and other changes	(135,136,356)	—		81,534		135,214,591		(159,769)	—	—
Change	Increases (decreases) from transfers from construction in process	(135,136,356)	—		81,534		135,214,591		(159,769)	—	—
	Disposals and withdrawals from service	—	—		—		(527,470)		(1)	—	(527,471)
	Disposals	—	—		—		(527,469)		—	—	(527,469)
	Write-offs (*)	—	—		—		(1)		(1)	—	(2)
	Argentine companies hyperinflation	—	—		—		1,912,829		—	—	1,912,829
	Other increases/decreases	12,541,161	10,677		2		1,829,141		(1,548,860)	(1)	12,832,120
	Total changes	100,429,724	5,869,010		(590,694)		29,278,584		(3,238,872)	(854,259)	130,893,493
Closing balance as of December 31, 2018		654,854,659	57,932,689		8,438,832		2,146,295,618		33,921,524	17,654,672	2,919,097,994

							Other Property,	Property,
							Plant and	Plant and
		Construction in			Plant and	Fixtures and	Equipment under	Equipment,
		Progress	Land	Buildings, Net	Equipment, Net	Fittings, Net	Finance Leases, Net	Net
Changes in the year ended December 31, 2017		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2017		588,700,578	51,342,724	9,703,906	2,033,720,809	24,007,331	19,363,189	2,726,838,537
	Increases other than those from business combinations	203,401,391	—	—	—	58,944	—	203,460,335
	Increase (decrease) from net foreign exchange differences	(101,444)	(25,624)	(44,699)	(336,622)	253,596	—	(254,793)
	Depreciation	—	—	(629,681)	(110,391,381)	(2,327,975)	(854,258)	(114,203,295)
	Increases (decreases) from transfers and other changes	(207,314,070)	776,932	—	191,406,850	15,130,288	—	—
Change	Increases (decreases) from transfers from construction in process	(207,314,070)	776,932	—	191,406,850	15,130,288	—	—
	Disposals and withdrawals from service	(30,206,357)	(30,353)	—	(1,723,479)	—	—	(31,960,189)
	Disposals	(5,099,800)	(30,353)	—	(453,882)	—	—	(5,584,035)
	Write-offs (*)	(25,106,557)	—	—	(1,269,597)	—	—	(26,376,154)
	Argentine companies hyperinflation	—	—	—	—	—	—	—
	Other increases/decreases	(55,163)	—	—	4,340,857	38,212	—	4,323,906
	Total changes	(34,275,643)	720,955	(674,380)	83,296,225	13,153,065	(854,258)	61,365,964
Closing balance as of December 31, 2017		554,424,935	52,063,679	9,029,526	2,117,017,034	37,160,396	18,508,931	2,788,204,501

(*)See Note 17.7.8

Schedule of Future Lease Payments Finance Leases

	12-31-2018			12-31-2017
		Unearned	Present		Unearned	Present
	Gross	Interest	Value	Gross	Interest	Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	2,779,081	612,806	2,166,275	2,459,000	659,212	1,799,788
From one to five years	13,284,596	974,421	12,310,175	9,836,000	1,244,808	8,591,192
More than five years	—	—	—	4,377,544	159,610	4,217,934
Total (*)	16,063,677	1,587,227	14,476,450	16,672,544	2,063,630	14,608,914

Schedule of Total Future Lease Payments

	Balance as of
	12-31-2018	12-31-2017
	ThCh$	ThCh$
Less than one year	279,253	871,520
From one to five years	523,116	3,331,037
More than five years	1,093,022	754,503
Total	1,895,391	4,957,060